Consolidated cash flow statement (reconciliation of net debt to cash flows) (parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Continuing and Discontinued Operations [Line Items]
Cash generated	£ 4,702	£ 4,452
Business net cash flow	397	1,196
Net interest paid	(796)	(1,167)
Tax recovered	8	(132)
Ordinary dividends paid and scrip buybacks	(1,494)	(1,652)
Return of capital	(4,010)	0
Disposal of UK Gas Distribution	(20)	11,344
Other cash movements	239	110
Non-cash movements	1,948	(2,782)
(Increase)/decrease in net debt	(3,728)	6,051
Net debt (net of related derivative financial instruments) at start of year	(19,274)	(25,325)
Net debt (net of related derivative financial instruments) at end of year	(23,002)	(19,274)
Continuing and discontinued operations
Continuing and Discontinued Operations [Line Items]
Cash generated	4,495	5,439
Net capital investment	(4,098)	(4,243)
Net interest paid	(796)	(1,955)
Tax recovered	8	(210)
Continuing operations
Continuing and Discontinued Operations [Line Items]
Net capital investment	(4,098)	(3,638)
Net interest paid	(796)	(788)
Tax recovered	8	(132)
Discontinued operations
Continuing and Discontinued Operations [Line Items]
Cash generated	(207)	987
Net capital investment	0	(605)
Net interest paid	0	(1,167)
Tax recovered	£ 0	£ (78)